EMPLOYEE BENEFITS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Liabilities (Assets), net	R$ (53,328)	R$ (47,708)
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Present value of defined benefit obligation	2,888,441	2,904,023	R$ 3,329,075
Fair value of plan assets	(3,526,884)	(3,683,575)	(3,713,099)
Deficit(Surplus)	(638,443)	(779,552)	(384,024)
Restriction to actuarial assets due to recovery limitation	608,370	750,728	367,265
Liabilities (Assets), net	R$ (30,073)	R$ (28,824)	R$ (16,759)